Consolidated Statements of Loss and Comprehensive (Income) Loss - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Feb. 28, 2022	Feb. 28, 2021	Feb. 28, 2022	Feb. 28, 2021
Expenses
General and administrative	$ 1,139	$ 1,109	$ 2,440	$ 1,942
Interest	584	1,217	1,650	2,524
Foreign exchange (gain) loss	(85)	(574)	59	(673)
Share of joint venture expenditures - Lion Battery	253	343	253	343
Stock compensation expense	601	1,167	1,284	1,607
Total operating expenses	2,492	3,262	5,686	5,743
Other Income
Loss on fair value derivatives & other instruments	(12)	550	(12)	558
Write-off due to prospecting right closures	223	0	223	0
Loss on repayment of debt and Convertible Notes	(43)	201	104	300
Net finance income	(26)	(24)	(51)	(48)
Loss for the period	2,634	3,989	5,950	6,553
Items that may be subsequently reclassified to net loss:
Currency translation adjustment	(1,327)	(175)	2,396	(3,325)
Comprehensive loss for the period	1,307	3,814	8,346	3,228
Net Loss attributable to:
Shareholders of Platinum Group Metals Ltd.	2,634	3,989	5,950	6,553
Loss (Gain)	2,634	3,989	5,950	6,553
Comprehensive loss attributable to:
Shareholders of Platinum Group Metals Ltd.	1,307	3,814	8,346	3,228
Comprehensive loss for the period	$ 1,307	$ 3,814	$ 8,346	$ 3,228
Basic and diluted loss per common share	$ 0.03	$ 0.06	$ 0.07	$ 0.09
Weighted average number of common shares outstanding: Basic and diluted	83,953,315	71,517,800	80,393,761	69,417,398